Prepayment for CIP Project (Details) - Schedule of future minimum capital expenditures - Capital Expenditure [Member]	Sep. 30, 2022 USD ($)
Prepayment for CIP Project (Details) - Schedule of future minimum capital expenditures [Line Items]
2023	$ 3,479,306
2024	9,988,066
Total	$ 13,467,372